Goodwill and Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Other Intangible Assets
Beginning balance, January 1	$ 4,142,013	$ 4,142,013
Acquisitions	115,323	0
Ending balance, December 31	$ 4,257,336	$ 4,142,013